Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 341,163	$ 581	$ 195,516		$ 200,499	$ 636
Canadian dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		$ 600		$ 8,500
US dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 340,600		$ 187,000
Bottom of range [member]
Disclosure of financial assets [line items]
Interest earned	4.60%
Top of range [member]
Disclosure of financial assets [line items]
Interest earned	5.50%